111 Huntington Ave., Boston, Massachusetts 02199-7632

Phone 617-954-5000

April 29, 2015

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:

MFS® Variable Insurance Trust II (the “Trust”) (File Nos. 2-83616 and 811-3732) on behalf of MFS® Blended Research® Core Equity Portfolio, MFS® Core Equity Portfolio , MFS Corporate Bond Portfolio (formerly, MFS® Bond Portfolio), MFS® Emerging Markets Equity Portfolio, MFS® Global Governments Portfolio, MFS® Global Growth Portfolio, MFS® Global Research Portfolio, MFS® Global Tactical Allocation Portfolio, MFS® Government Securities Portfolio, MFS® High Yield Portfolio, MFS® International Growth Portfolio, MFS® International Value Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio, MFS® Money Market Portfolio, MFS® Research International Portfolio, MFS® Strategic Income Portfolio and MFS® Technology Portfolio; Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended and (3) Regulation S-T, please find Post-Effective Amendment No. 56 to the Registration Statement of the Trust (the “Amendment”), marked (except as described below) to indicate all changes from Post-Effective Amendment No. 55 to the above-captioned Registration Statement.

This Amendment is being filed for the purpose of updating the Trust’s financial and other information and, in connection therewith, making certain other minor and conforming changes, and also to reflect any edits in response to comments received by the Securities and Exchange Commission (the “SEC”) in connection with PEA No. 55 with respect to MFS Corporate Bond Portfolio (formerly, MFS Bond Portfolio.)

In accordance with Rule 485(b)(4), we hereby represent that the amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions concerning the foregoing, please call the undersigned at (617) 954-4340 or Andrew Liakos at (617) 954-5924.

Very truly yours,

Susan A. Pereira
Vice President & Senior Counsel

SAP/bjn

Enclosures